Annual Operating Expenses {- Fidelity® Maryland Municipal Income Fund} - 08.31 Fidelity Maryland Municipal Income Fund PRO-08 - Fidelity® Maryland Municipal Income Fund - Fidelity Maryland Municipal Income Fund-Default
Oct. 30, 2020
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.55%